Federated Government Reserves Fund
A Portfolio of Money Market Obligations Trust
CLASS P SHARES (TICKER GRFXX)

SUPPLEMENT TO Current SUMMARY PROSPECTUS, PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION
1. In the Summary Prospectus section “What are the Fund's Main Investment Strategies?,” delete the fourth and seventh paragraphs and replace them with:
“Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
2. In the Prospectus section “What are the Fund's Investment Strategies?,” delete the sixth and ninth paragraphs and replace them with:
“Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
3. In the Statement of Additional Information section “Investment Objective (and Policies) and Investment Limitations,” delete the section “Additional Non-Fundamental Policy” and replace it with:
“Non-Fundamental Names Rule Policy
Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.”
March 29, 2016
Federated Government Reserves Fund
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453081 (3/16)
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